             As filed with the Securities and Exchange Commission on
                                SEPTEMBER 14, 2001

                                                   FILE NOS. 333-33365, 811-8323
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

         Pre-Effective Amendment No.                 / /
                                     ------

         Post-Effective Amendment No.   11           /X/
                                      --------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

         Amendment No. 14                            /X/

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                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              200 Clarendon Street
                             Boston, MA 02116, 9130
--------------------------------------------------------------------------------

                    (Address of principal executive offices)
                   Registrant's telephone number: 800-247-0473

                                 Christina Seix
                          Seix Investment Advisors Inc.
                               300 Tice Boulevard
                            Woodcliff Lake, NJ 07677
--------------------------------------------------------------------------------

                         (Name and address of agent for
                            service) With a copy to:
                                Jack Murphy, Esq.
                                     Dechert
                                1775 Eye Street,
                        N.W., Washington, D.C. 20006-2401

--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / On _____, 2001, pursuant to paragraph (b)
/ / 60 days after filing, pursuant to paragraph (a)(1)
/ / On ____, pursuant to paragraph (a) (1)
/ / 75 days after filing, pursuant to paragraph (a) (2)
/X/ On December 1, 2001, pursuant to paragraph (a) (2) of Rule 485.

                                SEIX FUNDS, INC.

                       SEIX CASH PLUS FUND CLASS I SHARES

     The Seix Cash Plus Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

                THE DATE OF THIS PROSPECTUS IS [DECEMBER 1], 2001

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE FUNDS REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                TABLE OF CONTENTS

    RISK/RETURN SUMMARY                                                       1

    PRINCIPAL INVESTMENT RISKS                                                2

    RISK/RETURN SUMMARY: FEE TABLE                                            3

    FUND MANAGEMENT                                                           4

    PURCHASE OF SHARES                                                        5

    REDEMPTION OF SHARES                                                      5

    ADDITIONAL INFORMATION                                                    6

    APPENDIX A: DESCRIPTION OF INVESTMENTS                                    8

                             RISK/RETURN SUMMARY

         The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's principal and other investments and risks are included in Appendix A.

INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated money market instruments and short-term fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.


INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities, that are within the targeted segment of the U.S. dollar-denominated, short-term fixed-income securities markets. The Fund generally will focus on investments that the Investment Adviser perceives as meeting the following criteria:

- companies in the short-term fixed-income market
- companies that have good business prospects and credit strength
- companies that have stable cash flows and effective management

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

CREDIT QUALITY: The Portfolio invests in investment grade securities rated A or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. Investment grade securities are those rated in one of the four highest credit grades by one or more NRSRO, such as S&P and Moody's. The Portfolio will maintain an average credit quality of AA.

PRINCIPAL INVESTMENTS: The Portfolio will invest in short-term investment grade bonds, short-term obligations issued or guaranteed by the United States Government, short-term obligations of domestic banks, short-term obligations backed by the full faith and credit of the United States, short-term obligations issued or guaranteed by United States Government Agencies and Government-Sponsored Enterprises (GSE's), short-term Corporate obligations, Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS) and Yankee obligations.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of investments of and risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:


INTEREST RATE        Investing in debt securities will subject the Portfolio
RISK:                to the risk that the market value of the debt securities
                     will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:         Debt securities are subject to credit risk. Credit
                     risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt.
                     The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT RISK:     The Portfolio may invest in mortgage-backed securities,
                     which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN              Foreign securities risk involves the possibility that
SECURITIES           prices of foreign securities may decline due to unfavorable
RISK                 foreign government actions, political, economic or market
                     instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

PORTFOLIO            The Investment Adviser may engage in short-term and
TURNOVER             frequent trading of portfolio securities without regard
                     to the effect on portfolio turnover. Higher portfolio turnover (e.g., 100% or more per year) involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.

------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
------------------------------------------------------------------------
Sales Loads                                                      None
Redemption Fees                                                  None
Exchange Fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)
Management Fees                                                  [0.10]%
Other Expenses (a)                                               [0.10]%
Total Annual Fund Operating Expenses (b)                         [0.20]%
------------------------------------------------------------------------

(a) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [ ]% of its average daily net assets. THERE IS NO SPECIFIC TIME PERIOD FOR HOW LONG THE VOLUNTARY EXPENSE LIMITATION WILL LAST, AND SUCH WAIVER MAY BE CANCELLED AT ANY TIME. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:

- You invest $10,000 in the Portfolio for the time periods indicated;
- Your investment has a 5% return each year;
- The Portfolio's operating expenses remain the same; and you reinvest all dividends and distributions in the Portfolio.

The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------

--------------------------------------------------
1 Year                                        $[ ]
3 Years                                       $[ ]
--------------------------------------------------

                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John
E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER

Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of September 2001, the Investment Adviser has approximately $9.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07675. The Investment Adviser provides the Fund with management and investment advisory services. The advisory agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES

The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Seix Cash Plus Fund are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) Total Investment Experience: 28 years B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) Total Investment Experience: 20 years B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

BARBARA HOFFMANN, SENIOR PORTFOLIO MANAGER SINCE MAY 1994
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. (July 1993 to May 1994) Total Investment Experience: 20 years B.S., University of Maine, Education/Mathematics

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) Total Investment Experience: 17 years B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) Total Investment Experience: 14 years B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

         The Fund does not impose a sales charge. The minimum initial investment in the Class I shares of the Portfolio is $10,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

         In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after 4:00 p.m. Eastern time, or if federal funds are received by the Transfer Agent after 4:00 p.m. Eastern time, such purchase order shall be deemed received as of the next Business Day. Shares purchased will begin accruing dividends on the day federal funds are received.

         Purchases of shares may be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                            Benf: Seix Cash Plus Fund
                      F/F/C (Shareholder's Account at Fund)

         An investor may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. Investors considering buying shares in this manner, should call the Investment Adviser at 201-391-0300.

                              REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 4:00 p.m. Eastern time on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after 4:00 p.m. Eastern time, the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

         There is no charge imposed by the Fund to redeem shares of a Portfolio; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

         To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

         A shareholder may make redemption requests by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value
(redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

         Dividends are automatically reinvested in additional Class I shares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (I.E., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day the Fund is open. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board seeking ratification of the price by the Board at its next quarterly meeting.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Portfolio may be required to withhold federal income tax at a rate of 30.5% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

         THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS

Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES


Investment grade securities are those securities that are rated by one or more NRSRO in one of the four highest rating categories at the time of purchase
(e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Duff & Phelps, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.


MONEY MARKET INSTRUMENTS

The Portfolio may invest in short-term money market instruments including commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES

Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United

States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS

Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES

Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

EURODOLLAR BANK OBLIGATIONS

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund may be obtained on the EDGAR database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.

                       SEIX CASH PLUS FUND CLASS P SHARES

     The Seix Cash Plus Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

                THE DATE OF THIS PROSPECTUS IS [DECEMBER 1], 2001

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE FUNDS REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                TABLE OF CONTENTS

    RISK/RETURN SUMMARY                                                       1

    PRINCIPAL INVESTMENT RISKS                                                2

    RISK/RETURN SUMMARY: FEE TABLE                                            3

    FUND MANAGEMENT                                                           4

    PURCHASE OF SHARES                                                        5

    REDEMPTION OF SHARES                                                      5

    ADDITIONAL INFORMATION                                                    6

    APPENDIX A: DESCRIPTION OF INVESTMENTS                                    8

                               RISK/RETURN SUMMARY

         The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's principal and other investments and risks are included in Appendix A.

INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated money market instruments and short-term fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.


INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities, that are within the targeted segment of the U.S. dollar-denominated, short-term fixed-income securities markets. The Fund generally will focus on investments that the Investment Adviser perceives as meeting the following criteria:

- companies in the short-term fixed-income market
- companies that have good business prospects and credit strength
- companies that have stable cash flows and effective management

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

CREDIT QUALITY: The Portfolio invests in investment grade securities rated A or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. Investment grade securities are those rated in one of the four highest credit grades by one or more NRSRO, such as S&P and Moody's. The Portfolio will maintain an average credit quality of AA.

PRINCIPAL INVESTMENTS: The Portfolio will invest in short-term investment grade bonds, short-term obligations issued or guaranteed by the United States Government, short-term obligations of domestic banks, short-term obligations backed by the full faith and credit of the United States, short-term obligations issued or guaranteed by United States Government Agencies and Government-Sponsored Enterprises (GSE's), short-term Corporate obligations, Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS) and Yankee obligations.

                           PRINCIPAL INVESTMENT RISKS

         A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of investments of and risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:


INTEREST RATE        Investing in debt securities will subject the Portfolio
RISK:                to the risk that the market value of the debt securities
                     will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:         Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT           The Portfolio may invest in mortgage-backed securities,
RISK:                which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN              Foreign securities risk involves the possibility that
SECURITIES           prices of foreign securities may decline due to unfavorable
RISK                 foreign government actions, political, economic or market
                     instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

PORTFOLIO            The Investment Adviser may engage in short term and
TURNOVER             frequent trading of portfolio securities without regard
                     to the effect on portfolio turnover. Higher portfolio turnover (e.g., 100% or more per year) involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.

BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Portfolio.

------------------------------------------------------------------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
------------------------------------------------------------------------

Sales Loads                                                      None
Redemption Fees                                                  None

Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)

Management Fees                                                  [0.10]%

Distribution (12b-1) and/or Service Fees                         [0.25]%

Other Expenses (a)                                               [0.10]%

Total Annual Fund Operating Expenses (b)                         [0.45]%
------------------------------------------------------------------------

(a) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [ ]% of its average daily net assets. THERE IS NO SPECIFIC TIME PERIOD FOR HOW LONG THE VOLUNTARY EXPENSE LIMITATION WILL LAST, AND SUCH WAIVER MAY BE CANCELLED AT ANY TIME. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:

- You invest $10,000 in the Portfolio for the time periods indicated;
- Your investment has a 5% return each year;
- The Portfolio's operating expenses remain the same; and you reinvest all dividends and distributions in the Portfolio.

The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------

-------------------------------------------------------
1 Year                                        $[ ]
3 Years                                       $[ ]
-------------------------------------------------------

                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John
E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER

Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of September 2001, the Investment Adviser has approximately $9.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07675. The Investment Adviser provides the Fund with management and investment advisory services. The advisory agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES

The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Seix Cash Plus Fund are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) Total Investment Experience: 28 years B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) Total Investment Experience: 20 years B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

BARBARA HOFFMANN, SENIOR PORTFOLIO MANAGER SINCE MAY 1994
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. (July 1993 to May 1994) Total Investment Experience: 20 years B.S., University of Maine, Education/Mathematics

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) Total Investment Experience: 17 years B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) Total Investment Experience: 14 years B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES


         The Fund does not impose a sales charge. The minimum initial investment in the Class P shares of the Portfolio is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.


         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

         In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after 4:00 p.m. Eastern time, or if federal funds are received by the Transfer Agent after 4:00 p.m. Eastern time, such purchase order shall be deemed received as of the next Business Day. Shares purchased will begin accruing dividends on the day federal funds are received.

         Purchases of shares may be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                            Benf: Seix Cash Plus Fund
                      F/F/C (Shareholder's Account at Fund)

         An investor may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. Investors considering buying shares in this manner, should call the Investment Adviser at 201-391-0300.

                              REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 4:00 p.m. Eastern time on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after 4:00 p.m. Eastern time, the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

         There is no charge imposed by the Fund to redeem shares of a Portfolio; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

         To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

         A shareholder may make redemption requests by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value
(redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

         Dividends are automatically reinvested in additional Class Pshares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (I.E., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

RULE 12B-1 PLAN

          The Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the 1940 Act that allows the Portfolio to pay distribution and other fees for the sale of its shares for services provided to shareholders. Under the Plan, the Portfolio may pay up to 0.25% of the average daily net assets attributable of the Class P shares for activities relating to the distribution of the Class P shares. The Plan also permits the Portfolio to pay up to 0.10% of the average daily net assets of the Class P shares for certain shareholder services provided by institutions that have agreements with the Portfolio to provide such services. Currently, payments are limited to a distribution fee of 0.25% of average daily net assets, but the Board may authorize payment of the service fee up to 0.10% of average net assets without shareholder approval. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day the Fund is open. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board seeking ratification of the price by the Board at its next quarterly meeting.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Portfolio may be required to withhold federal income tax at a rate of 30.5% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

         THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS

Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES


Investment grade securities are those securities that are rated by one or more NRSRO in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Duff & Phelps, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.


MONEY MARKET INSTRUMENTS

The Portfolio may invest in short-term money market instruments including commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES

Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United

States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS

Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES

Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

EURODOLLAR BANK OBLIGATIONS

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number (800) 247-0473.



Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund may be obtained on the EDGAR database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Fund's Investment Company Act File number: 811-8323.

                       STATEMENT OF ADDITIONAL INFORMATION


                                SEIX FUNDS, INC.
                               SEIX CASH PLUS FUND
                              200 Clarendon Street
                                Boston, MA 02116
                                 (800) 247-0473


Seix Cash Plus Fund (the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company. Shares of the Portfolio may be purchased through First Fund Distributors, Inc. (the "Distributor").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Portfolio, dated December 1, 2001 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling Investors Bank and Trust Company (the "Administrator") at 800-247-0473.




DISTRIBUTED BY:           FIRST FUND DISTRIBUTORS, INC.
                          4455 EAST CAMELBACK ROAD
                          SUITE 261 E
                          PHOENIX, AZ 85018




          STATEMENT OF ADDITIONAL INFORMATION DATED [DECEMBER 1], 2001

                                TABLE OF CONTENTS

                                                                                                                   PAGE
             Management of the Fund                                                                                 3
             Investment adviser and advisory agreements                                                             4
             code of ethics                                                                                         5
             administrator                                                                                          5
             control persons and principal holders of securities                                                    6
             distribution of fund shares                                                                            6
             supplemental description of investments                                                                7
             supplemental descriptions of risks                                                                     10
             investment restrictions                                                                                11
             portfolio turnover                                                                                     11
             portfolio transactions                                                                                 12
             tax considerations                                                                                     12
             shareholder information                                                                                14
             service providers                                                                                      16
             organization OF THE FUND and description of capital stock                                              16
             calculation of performance data                                                                        17
             financial statements                                                                                   17
             quality rating descriptions                                                                            18

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

         The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board. The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, principal occupations during the past five years and other principal business affiliations. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of such person's affiliation with the Fund or the Fund's investment adviser, Seix Investment Advisors Inc. (the "Investment Adviser").

NAME, ADDRESS AND AGE                     OFFICE                   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------                     ------                   -------------------------------------------
*Christina Seix                           Director and             Seix Investment Advisors Inc., Chairman and Chief Investment
300 Tice Blvd.                            Chairman                 Officer 1992-Present
Woodcliff Lake, NJ 07675
Age: 50
*John G. Talty                            Director and             Seix Investment Advisors Inc., Managing Director, President
300 Tice Blvd.                            President                1993-Present
Woodcliff Lake, NJ 07675
Age: 42
*Peter J. Bourke                          Vice President           Seix Investment Advisors Inc., Managing Director, 1993-Present
300 Tice Blvd.
Woodcliff Lake, NJ 07675
Age: 50
C. Alan MacDonald                         Director                 Consultant, 1999 - present; Managing Director of The
415 Round Hill Road                                                Directorship Inc., a consultancy in board management and
Greenwich,CT  06831                                                corporate governance, 1997-1999; General Partner of the
Age:  67                                                           Marketing Partnership, Inc., a full service marketing
                                                                   consulting firm, 1994 - 1997.
John E. Manley, Sr.                       Director                 Retired, (Formerly Consultant to Mutual of America
86505 Holmes                                                       April 1996 - March 1997)
Chapel Hill, NC 27514
Age: 66
John O'Brien                              Director                 Retired
466 Fairfield Road
Wyckoff, New Jersey 07481
Age: 68
Jeffrey J. Gaboury                        Treasurer                Director, Mutual Fund Administration, Reporting and
Investors Bank & Trust Company                                     Compliance, Investors Bank and Trust Company, 1996 - Present.
200 Clarendon Street
Boston, MA  02116
Age:  31
Stephen Harris                            Assistant Treasurer      Manager, Mutual Fund Administration, Reporting and Compliance,
Investors Bank & Trust Company                                     Investors Bank and Trust Company (since 2000);  Formerly, he
200 Clarendon Street                                               served as Client Treasury Manager of Mutual Fund
Boston, MA  02116                                                  Administration at PFPC (1998-2000);  Fund Administrator at
Age: 31                                                            Chase Global Fund Services Company (1996-1998); and Senior
                                                                   Mutual Fund Accountant at Chase (1994-1996).
Cynthia Surprise                          Secretary                Investors Bank & Trust Company, Director and Counsel 1999 -
Investors Bank & Trust Company                                     present; State Street Bank and Trust Company, Vice President,
200 Clarendon Street                                               1994-1999.
Boston, MA  02116
Age:  54

Sandra I. Madden                          Assistant Secretary      Investors Bank & Trust Company, Associate Counsel, 1999
Investors Bank & Trust Company                                     -present; Associate at Scudder Kemper Investments, Inc. 1996 -
200 Clarendon Street                                               1999.
Boston, MA  02116
Age:  34


         No employee of the Investment Adviser nor the Distributor receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or the Distributor or any of their affiliates. Each Independent Director receives an annual retainer of $2,000 which is paid in quarterly installments, a fee of $1,000 for each board meeting attended and a fee of $1,000 for each committee meeting attended plus out of pocket expenses.

DIRECTOR'S COMPENSATION TABLE FOR SEIX FUNDS, INC.*
FISCAL YEAR ENDED OCTOBER 31, 2001**

Director                          Aggregate Compensation         Pension or         Estimated     Total Compensation
                                    From the Portfolio      Retirement Benefits       Annual      From Fund and Fund
                                                             Accrued As Part of   benefits Upon     Complex Paid to
                                                               Fund Expenses        Retirement        Directors**
John E. Manley, Sr.                         $0                       $0                 $0                $0
John R. O'Brien                             $0                       $0                 $0                $0
C. Alan MacDonald                           $0                       $0                 $0                $0

* The Directors' fees paid for the fiscal year ended October 31, 2001 are calculated using an annual retainer of $2,000, payable quarterly and a fee of $1,000 per board or committee meeting attended.

**The Fund consists of the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio, the Seix High Yield Portfolio and the Seix Cash Plus Portfolio. The Seix Cash Plus Portfolio had not commenced operations as of October 31, 2001.

By virtue of the responsibilities assumed by the Investment Adviser and the Distributor and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of _____, 2001.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENTS

         Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. Christina Seix may be deemed a "controlling person" of the Investment Adviser on the basis of her ownership of the Investment Adviser's stock.

         Pursuant to the terms of the advisory agreement between the Fund on behalf of the Portfolio and the Investment Adviser (the "Advisory Agreement"), the Investment Adviser, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Portfolio, shall manage the investment and reinvestment of the assets of the Portfolio. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Portfolio and to place the Portfolio's purchase and sales orders for investment securities.

         The Advisory Agreement dated [September 20, 2001] was approved on September 20, 2001 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons", as defined in the 1940 Act and by the initial sole shareholder of the Portfolio on [September 20, 2001]. The Advisory Agreement shall remain in effect for two years following its date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority", as defined in the 1940 Act, of the Portfolio's outstanding shares voting as a single class; PROVIDED, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons", as defined in the 1940 Act, of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of a Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Advisory Agreement will terminate automatically in the event of their "assignment" (as defined in the 1940 Act).

         The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Risk/Return Summary: Fee Table," other expenses incurred in the operation of the Fund are borne by the Portfolio of the Fund, including, without limitation, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under Federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses.

         As compensation for its services, the Investment Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolio of the Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the net income available for distribution to shareholders of the Portfolio of the Fund. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser has voluntarily agreed to limit the total expenses of Class I Shares of the Portfolio and Class P Shares of the Portfolio of the Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of [ ]% and [ ]% respectively, of the Portfolio's average daily net assets for an indefinite time period however, such waivers may be terminated at any time. As long as this temporary expense limitation continues, it may lower the Portfolio's expenses and increase its total return. In the event the Investment Adviser removes the expense cap, the Portfolio's expenses may increase and its total return may be reduced depending on the total assets of the Portfolio of the Fund.

                                 CODE OF ETHICS

         Rule 17j-1 of the 1940 Act, as amended, addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers to adopt a code of ethics and to report periodically to the board on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund and the Adviser adopted and agreed to be governed by a joint code of ethics (the "Code of Ethics") containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The Code of Ethics permits personal investing transactions of the Fund's and the Adviser's employees which avoid conflicts of interest with the Fund.

          Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV.

                                  ADMINISTRATOR

         The administration agreement dated November 1, 1999 (the "Administration Agreement") between the Fund on behalf of its portfolios and Investors Bank and Trust Company, (the "Administrator"), will remain in effect until November 3, 2002. After the expiration date, the Administration Agreement shall automatically be renewed annually thereafter, and may be terminated thereafter, by either party on 120 days prior written notice. Upon termination of the Administration Agreement, the Fund shall pay to the Administrator such compensation as may be due under the terms of the Agreement on the date of such termination. The Administrator provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Fund is subject to an administration fee of seven (7) basis points, which will be applied to all assets for which Investors Bank and Trust Company acts as Administrator. The Fund pays the Administrator a minimum annual fee of $50,000 for the first year of the Administration Agreement (11/1/99-10/31/00). In the second year of the relationship, the minimum for the two Funds will increase to $62,500 and in the third year to $75,000. The Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. Prior to November 1, 1999, the administrator of the Fund was Investors Capital Services, Inc. The Fund paid Investors Capital Services, Inc. a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of [November 1, 2001], there were no shareholders deemed to be a "control person" in either the Class I or the Class P shares of the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

         As of [November 1, 2001], there were no persons who held 5% or more of the outstanding shares of the Class I or the Class P shares of the Portfolio.

                           DISTRIBUTION OF FUND SHARES

         DISTRIBUTION AGREEMENT. The distribution agreement (the "Distribution Agreement") among the Fund on behalf of its portfolios, the Administrator and First Fund Distributors, Inc., (the "Distributor") became effective January 1, 2000. The Distributor shall receive compensation in the amount of $25,000 per annum, to be paid no less frequently than monthly by the Administrator. In addition, the Distributor will be entitled to reimbursement of reasonable out-of-pocket expenses incurred (including but not limited to NASD filing fees incurred pursuant to the Distribution Agreement) within ten days of delivery of a valid invoice. Prior to First Fund Distributors, Inc., the distributor of the Fund was AMT Capital Securities, L.L.C.

         The Distribution Agreement, dated January 1, 2000, will remain in effect for an initial two-year period. The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors or by a vote of a majority of the shares of the Fund; and (ii) by a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was last approved by the Fund's Board of Directors on [September 20, 2001].

         DISTRIBUTION PLAN. The Fund on behalf of the Class P Shares of the Portfolio has adopted a Distribution and Service Plan (the "Plan") and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company's board and approved by its shareholders. The Distribution Plan dated [September 20, 2001] was approved on September 20, 2001 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons", as defined in the 1940 Act and which have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan. Under the Plan, Class P shares of the Portfolio may make payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services to the Class P shares at an annual rate of up to 0.25% of the average net asset value of the Class P shares. Substantially all such monies are paid to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred in distributing the Portfolio's shares. The Plan also permits the Portfolio to pay up to 0.10% of the average daily net assets of the Class P shares for certain shareholder services provided by institutions that have agreements with the Portfolio to provide such services. Currently, payments are limited to a distribution fee of 0.25% of average daily net assets, but the Board may authorize payment of the service fee up to 0.10% of average net assets without shareholder approval. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to the amounts required by the Plan, the Investment Adviser may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Class P Shares of the Portfolio of the Fund and its shareholders.

         Under the Plan, the Fund's Treasurer reports quarterly to the Board of Directors regarding the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

         The holders of the Class P shares shall have the exclusive voting rights with respect to provisions of a distribution plan, if any, adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Plan") applicable to the Class P shares and no voting rights with respect to the provisions of any Plan applicable to the Class I shares; and the holders of the Class I shares shall have exclusive voting rights with respect to the provisions of any Plan applicable to the Class I shares and no voting rights with respect to the provisions of any Plan applicable to the Class P shares.

                    SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

         The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval. The Portfolio seeks to achieve its objective primarily through investment in U.S. dollar-denominated money market instruments and short-term fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.

         Seix Investment Advisors Inc. (the "Investment Adviser") uses multiple systems and analytical techniques, which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria: In deciding which securities to buy and sell, the portfolio managers will emphasize securities, that are within the targeted segment of the U.S. dollar-denominated, short-term fixed-income securities markets. The Fund generally will focus on investments that the Investment Adviser perceives as meeting the following criteria:

- companies in the short-term fixed-income market
- companies that have good business prospects and credit strength
- companies that have stable cash flows and effective management

         Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

         The Portfolio invests in investment grade securities rated A or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. Investment grade securities are those rated in one of the four highest credit grades by one or more NRSRO, such as S&P and Moody's. The Portfolio will maintain an average credit quality of AA. The Portfolio will invest in short-term investment grade bonds, short-term obligations issued or guaranteed by the United States Government, short-term obligations of domestic banks, short-term obligations backed by the full faith and credit of the United States, short-term obligations issued or guaranteed by United States Government Agencies and Government-Sponsored Enterprises (GSE's), short-term Corporate obligations, Asset-Backed Securities
(ABS), Mortgage-Backed Securities (MBS) and Yankee obligations.

BANK OBLIGATIONS

         The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CERTIFICATES OF DEPOSIT

         The Portfolio may invest in certificates of deposit of banks and savings and loan associations. Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

CORPORATE ISSUES

         Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS

         Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES


         Investment grade securities are those securities that are rated by one or more NRSRO in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Duff & Phelps, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.


MONEY MARKET INSTRUMENTS

         The Portfolio may invest in short-term money market instruments including commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

         Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

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         Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

         An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES

         Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

         Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

         Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

         U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the

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issuing instrumentalities.

YANKEE OBLIGATIONS

         Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES

         Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

                SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH
            THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

         The risks associated with the different types of securities in which the Fund may invest are described in the Prospectus. Additional information concerning risks associated with certain of the Portfolio's investments is set forth below. There can be no assurance that the Portfolio will achieve its investment objective.

         EURODOLLAR BANK OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

         INVESTMENT FUNDS. The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

         REPURCHASE AGREEMENTS. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

         ILLIQUID AND RESTRICTED SECURITIES. Under the 1940 Act, the Fund may invest up to 15% of the value of its net assets in illiquid assets. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the Fund within seven days of the date a decision to sell them is made. Securities treated as illiquid assets include: over-the-counter options; repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days; loan participations; securities without readily available market quotations, including interests in private commingled investment vehicles in which the Fund might invest; and certain restricted securities. Restricted securities, including private placements, are generally subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers."

         The Investment Adviser may determine certain restricted securities (including but not limited to Rule 144A and Section 4(2) commercial paper) to be liquid under guidelines established by the Fund's Board of Directors. Due to the absence of an organized market for such securities, interim valuations of the market value of illiquid securities used in calculating Fund net asset values for purchases and redemptions can diverge substantially from their true value, notwithstanding the application of appraisal methods deemed appropriate and prudent by the Fund's Board and the Fund's independent accountants. Due to possible restrictions on the transferability of illiquid securities, forced liquidation of such securities to meet redemption requests could produce large losses. Although, the 1940 Act permits the Fund to invest up to 15% of its net assets in these securities; the Investment Adviser does not anticipate investing over 5% of the Fund's assets in these securities.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the investment restrictions listed below relating to the investment of the Portfolio's assets and its activities.

         These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

As a fundamental investment policy the Portfolio may not:

  (1)  borrow money, including entering into reverse repurchase agreements;
  (2)  make loans except that it may enter into repurchase agreements;
  (3)  issue senior securities;
  (4) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
  (5)  underwrite securities of other issuers;
  (6)  invest in companies for the purpose of exercising control or management;
  (7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);
  (8)  purchase or sell physical commodities or related commodity contracts;
  (9) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U.S. government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of Asset Backed Securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and
  (10) invest the cash securing a forward commitment in mortgage backed securities in investments that have a duration exceeding 180 days

         The Portfolio's investment policies, including its investment objective, are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.

         Whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

                               PORTFOLIO TURNOVER

         The Investment Adviser may engage in short-term and frequent trading of portfolio securities without regard to the effect on portfolio turnover. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading generally involve correspondingly greater commission expenses and transactions costs. Further, high turnover rates, such as rates in excess of 100%, generate higher short-term capital gains. For a more detailed description of short-term capital gain treatment, please refer to the section entitled "Tax Considerations."

                             PORTFOLIO TRANSACTIONS

         The debt securities in which the Portfolio of the Fund invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of the Portfolio of the Fund and therefore is not subject to the expense cap described above under "Investment Adviser and Advisory Agreement"; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Fund. However, the Investment Adviser will buy one asset and sell another only if the Investment Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

           All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities.

                               TAX CONSIDERATIONS

         The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio intends to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "CODE"). In order for the Portfolio to qualify as a RIC it must, among other things:

a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "QUALIFYING INCOME REQUIREMENT");
b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
     i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and
     ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If the Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of:

a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and

any undistributed amounts from previous years.

The Portfolio intends to distribute all of its net income and gains each year. The Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS

The dividends and distributions of investment income and capital gains with respect to the Class I shares and the Class P shares, respectively, shall be in such amount as may be declared from time to time by the Board of Directors, and such dividends and distributions may vary as between the Class I shares and the Class P shares to reflect differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares to such extent and for such purposes as the Board of Directors may deem appropriate. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and they reinvested such amounts in Portfolio shares, even though no cash distributions have been made to shareholders. The distribution of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. The Portfolio's distribution of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to the Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio:

a.   declares it during October, November or December, and
b.   the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a calendar year in January of the following calendar year.

SALE OF SHARES

Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete liquidation of the Portfolio, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

ZERO COUPON SECURITIES

The Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "ORIGINAL ISSUE DISCOUNT"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

BACKUP WITHHOLDING

The Portfolio may be required to withhold U.S. Federal income tax at the rate of 30.5% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 30.5% rate applies to shareholders receiving redemption payments who:

a. fail to provide the Portfolio with their correct taxpayer identification number,
b.   fail to make required certifications or,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

FOREIGN SHAREHOLDERS

A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("FOREIGN SHAREHOLDER") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business carried on by the shareholders.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income, including net short-term capital gains, will be subject to a U.S. tax of 30% (or lower treaty rate).

If a foreign shareholder's Portfolio income is effectively connected with a U.S. trade or business, then:

a.   distributions of investment company taxable income,
b.   capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio.

OTHER TAXES

The Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                             SHAREHOLDER INFORMATION

         Certificates representing shares of the Portfolio of the Fund will not be issued to shareholders. Investors Bank & Trust Company, the Fund's transfer agent (the "Transfer Agent"), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of the Portfolio's distributions.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). Neither the Fund, the Administrator, nor the Transfer Agent will be responsible for the validity of written or telephonic requests.

PURCHASE OF SHARES

         The Fund does not impose a sales charge, nor does the Fund impose sales commissions (loads). The minimum initial investment in Class I shares is $10,000. The minimum initial investment in Class P shares is $1,000. In Class I shares, the minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases of Class I or Class P shares may be of any amount.

         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

         In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after 4:00 p.m. Eastern time, or if federal funds are received by the Transfer Agent after 4:00 p.m. Eastern time, such purchase order shall be deemed received as of the next Business Day. Shares purchased will begin accruing dividends on the day federal funds are received.

         Purchases of shares may be made by wire transfer of Federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                            Benf: (name of Portfolio)
                      F/F/C (Shareholder's Account at Fund)

         An investor may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. Investors considering buying shares in this manner, should call the Investment Adviser at 201-391-0300.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day the Fund is open. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

         The net asset value of Class I shares and the net asset value of Class P shares shall be separately computed, and may vary from one another, in order to reflect any differences in the undistributed investment income or capital gains allocated to each such class, or in the capital account of each such class, resulting from differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares.

REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio in the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 4:00 p.m. Eastern time on any Business Day, the redemption will be effective on the date of receipt. If such notice of redemption is received by the Transfer Agent after 4:00 p.m. Eastern time, the redemption of the shareholder shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

         There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

         To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

         A shareholder may make redemption requests by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value
(redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

                                SERVICE PROVIDERS

CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02116, is Custodian and Accounting Agent for the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

LEGAL COUNSEL

_________, 1775 Eye Street, N.W., Washington, D.C. 20006, is legal counsel for the Fund.

INDEPENDENT AUDITORS

__________, Two World Financial Center, New York, New York 10281-1414, is the independent auditor for the Fund's 2001 fiscal year end.

            ORGANIZATION OF THE FUND AND DESCRIPTION OF CAPITAL STOCK

         The Fund was incorporated on August 4, 1997 as a Maryland corporation and is authorized to issue 2,500,000,000 shares of Common Stock, $0.001 par value. The Fund consists of four portfolios: the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio, the Seix High Yield Portfolio and the Seix Cash Plus Portfolio. For the Aggregate Fixed Income Portfolio, the Intermediate Fixed Income Portfolio, the High Yield Portfolio and the Cash Plus Portfolio 350,000,000 shares are authorized as Class I shares and 150,000,000 shares are authorized as Class P shares. On June 10, 1999, the Board of Directors changed the name of the SAMCO Fixed Income Portfolio to the SAMCO Aggregate Fixed Income Portfolio and the name of the Fund from "SAMCO Fund, Inc." to "SAMCO Funds, Inc." On August 22, 2001, the Board of Directors changed the names of the SAMCO Aggregate Fixed Income Portfolio, the SAMCO Intermediate Fixed Income Portfolio and the SAMCO High Yield Portfolio to the Seix Aggregate Fixed Income Portfolio, the Seix Intermediate Fixed Income Portfolio and the Seix High Yield Portfolio, respectively. In addition, the Board of Directors approved the change of the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at their net asset value at the option of the shareholder. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-laws.

         The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of portfolios with different investment objectives, policies and restrictions. Any issuance of shares of another series would be governed by the 1940 Act and Maryland law.

         The Portfolio currently offers two classes of shares, which may have different operating and other expenses. For more information about other classes of the Portfolio's shares, investors should contact the Administrator at the phone number set forth on the cover of this Statement of Additional Information.

                         CALCULATION OF PERFORMANCE DATA

         The Portfolio may, from time to time, include the yield and total return in reports to shareholders or prospective investors. Quotations of yield for the Portfolio will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                                                 6
                            YIELD = 2[(a - b + 1)  - 1]
                                       -----
                                        cd

Where        a =   dividends and interest earned during the period,
             b =   expenses accrued for the period (net of reimbursements),
             c =   the average daily number of Shares of the Fund
                   outstanding during the period that were entitled to receive dividends, and
             d =   the maximum offering price per share on the last day of the period.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV

Where        P =   a hypothetical initial payment of $1,000,
             T =   the average annual total return,
             n =   the number of years, and
             ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.

                              FINANCIAL STATEMENTS

                            To be filed by amendment.

                           QUALITY RATING DESCRIPTIONS

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's") and Moody's Investors Service ("Moody's"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

STANDARD & POORS CORPORATION

         AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

         The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

         A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC.

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

         MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

         P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

         P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS.

     EXHIBIT
     NUMBER                    DESCRIPTION

     a(1) -- Registrant's Articles of Incorporation (previously filed in the Registrant's Registration Statement on August 4, 1997) are incorporated herein by reference.

     a(2) -- Articles Supplementary to the Articles of Incorporation, effective October 16, 1997 (previously filed in the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on December 28, 1999) are incorporated herein by reference.

     a(3) -- Articles Supplementary to the Articles of Incorporation, effective June 16, 1999 (previously filed in the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on December 28, 1999) are incorporated herein by reference.

     a(4) -- Articles Supplementary to the Articles of Incorporation, effective December 21, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on February 28, 2001) are incorporated herein by reference.

     a(5) -- Articles of Amendment to the Articles of Incorporation are filed herein.

     a(6) -- Articles Supplementary to the Articles of Incorporation to be filed by subsequent amendment.

     b(1) -- By-Laws (previously filed in the Registrant's Registration Statement on August 4, 1997) are incorporated herein by reference.

     c    -- None.

     d(1) -- Advisory Agreement between the Registrant, on behalf of SAMCO Fixed Income Portfolio and Seix Investment Advisors Inc., dated November 3, 1997, (previously filed in the Registrant's Post-Effective Amendment No.6 to the Registration Statement on December 28, 1999) is incorporated herein by reference.

     d(2) -- Advisory Agreement between the Registrant, on behalf of SAMCO Intermediate Fixed Income Fund and Seix Investment Advisors Inc., dated June 14, 1999, (previously filed in the Registrant's Post-Effective Amendment No.6 to the Registration Statement on December 28, 1999) is incorporated herein by reference.

     d(3) -- Advisory Agreement between the Registrant, on behalf of SAMCO High Yield Fund and Seix Investment Advisors Inc., dated December 14, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22, 2000) is incorporated herein by reference.

     d(4) -- Form of Advisory Agreement between the Registrant, on behalf of Seix Cash Plus Fund and Seix Investment Advisors Inc., dated September 20, 2001, is filed herein.

     e(1) -- Distribution Agreement between the Registrant, First Fund Distributors, Inc. and Investors Bank & Trust Company dated January 1, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on October 10, 2000) is incorporated herein by reference.

     e(2) -- Distribution Agreement between the Registrant, First Fund Distributors, Inc./Quasar Distributors, LLC and Investors Bank & Trust Company to be filed by subsequent amendment.

     f    -- None.

     g    -- Custodian Agreement between the Registrant and Investors Bank &
Trust Company (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

     h(1) -- Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

     h(2) -- Administration Agreement between the Registrant and Investors Bank & Trust Company dated November 1, 1999 (previously filed in the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on October 10,
2000) is incorporated herein by reference.

     h(3) -- Registrant's Code of Ethics is incorporated herein by reference.

     i(1) -- Opinion and Consent of Dechert Price & Rhoads (previously filed to the Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A on October 29, 1997) is incorporated herein by reference.

     i(2) -- Consent of Dechert (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22,
2000) is incorporated herein by reference. i(3) -- Consent of Dechert (previously filed in the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on February 28, 2001) is incorporated herein by reference.

     i(4) -- Consent of Counsel to be filed by subsequent amendment.

     j(1) -- Consent of Auditors to be filed by amendment.

     j(2) -- Powers of Attorney is incorporated by reference.

     k    -- None.

     l(1) -- Share Purchase Agreement between Registrant and Seix Investment Advisors Inc. (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

     m(1) -- Services and Distribution Plan between the Registrant on behalf of SAMCO Aggregate Fixed Income Portfolio Class B dated March 9, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22, 2000) is incorporated by reference.

     m(2) -- Services and Distribution Plan between the Registrant on behalf of SAMCO Intermediate Fixed Income Fund Class B dated March 9, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22, 2000) is incorporated by reference.

     m(3) -- Services and Distribution Plan on behalf of SAMCO High Yield Fund Class B dated December 14, 2000 (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22,
2000) is incorporated by reference.

     m(4) -- Services and Distribution Plan on behalf of Seix Cash Plus Fund Class P Shares to be filed by subsequent amendment.

     n    -- Inapplicable.

     o(1) -- Multiple Class Plan for SAMCO Funds, Inc. on behalf of its portfolios, dated December 14, 2000, (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22,
2000) is incorporated by reference.

     o(2) -- Multiple Class Plan for Seix Funds, Inc. on behalf of the Cash Plus Fund to be filed by subsequent amendment.

ITEM 24
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

As of August 31, 2001, the following shareholders were deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

                                                 NAME AND ADDRESS OF             NATURE OF BENEFICIAL           PERCENT OF
           TITLE OF CLASS                         BENEFICIAL OWNER                    OWNERSHIP                    FUND
           --------------                         ----------------                    ---------                    ----
           AGGREGATE FUND                  American College of Cardiology          Direct Ownership               39.24%
   Class I Shares of Common Stock             911 Old Georgetown Road
          $.001 per Share                        Bethesda, MD 20814

            AGGREGATE FUND                 Regional Transportation Authority        Direct Ownership               30.19%
   Class I Shares of Common Stock                    Pension Plan
           $.001 per Share                          P. O. Box 1443
                                                 Chicago IL 60690-1443

            AGGREGATE FUND                              Mac & Co.                    Direct Ownership              11.56%
   Class I Shares of Common Stock              C/o Mutual Fund Operations
           $.001 per Share                            P.O. Box 3198
                                                Pittsburgh, PA 15230-3198

            AGGREGATE FUND                             Wendel & Co.                  Direct Ownership              14.01%
   Class I Shares of Common Stock               C/o The Bank of New York
           $.001 per Share                  P.O. Box 1066 Wall Street Station
                                                 New York, NY 10286-0000

          INTERMEDIATE FUND                     NOITU Insurance Trust Fund           Direct Ownership              77.12%
    Class I Shares of Common Stock                148-06 Hillside Avenue
           $.001 per Share                          Jamaica, NY 11435

          INTERMEDIATE FUND               NOITU Individual Account Pension Plan      Direct Ownership              22.88%
    Class I Shares of Common Stock                148-06 Hillside Avenue
           $.001 per Share                        Jamaica, NY 11435-0000

           HIGH YIELD FUND                            Christina Seix                 Direct Ownership              92.42%
    Class I Shares of Common Stock                    120 Ridge Road
           $.001 per Share                        Tuxedo Park, NY 10987

           HIGH YIELD FUND                        Richard Zichittella &              Direct Ownership              7.58%
    Class I Shares of Common Stock                    Nina McEachern
           $.001 per Share                         6005 Del Cerro Blvd.
                                                   San Diego, CA 92120

ITEM 25
INDEMNIFICATION.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable Federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Seix Investment Advisors Inc. (the "Investment Adviser") is a company organized under the laws of New Jersey and an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

     The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-42070).

ITEM 27
PRINCIPAL UNDERWRITER.

(a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  FFTW Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  Fremont Mutual Funds, Inc.
                  Investec Funds
                  Investors Research Fund
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  The Purisima Funds
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group, Inc.
                  SAMCO Mutual Funds, Inc.
                  TIFF Investment Program, Inc.
                  The Dessauer Global Equity Fund
                  Trust for Investment Managers

(b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                    POSITIONS & OFFICES                POSITIONS & OFFICES
WITH DISTRIBUTOR                    WITH DISTRIBUTOR                   WITH REGISTRANT
----------------                    ----------------                   ---------------
Robert H. Wadsworth                 President & Treasurer                       None
4455 E. Camelback Road
Suite 261E
Phoenix, AZ 85018

Eric M. Banhazl                     Vice President                              None
2020 E. Financial Way
Suite 100
Glendora, CA 91741

Steven J. Paggioli                  Vice President & Secretary                  None
915 Broadway
Suite 1605
New York, NY 10010

(c) Not applicable.

ITEM 28

LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

  ADVISOR:                    Seix Investment Advisors Inc.
                              300 Tice Boulevard
                              Woodcliff Lake, NJ  07677

  CUSTODIAN/ADMINISTRATOR:    Investors Bank & Trust Company
                              200 Clarendon Street
                              Boston, Massachusetts 02116-9130

ITEM 29
MANAGEMENT SERVICES.

Not applicable.

ITEM 30
UNDERTAKINGS.

Not applicable.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodcliff Lake and State of New Jersey on the 14th day of September, 2001.

                                                Seix Funds, Inc.


                                            By: /s/ Christina Seix
                                                ------------------
                                                Christina Seix
                                                Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of September, 2001.

SIGNATURE                                                TITLE
/s/ Christina Seix                                     Director
-----------------
Christina Seix


/s/ John G. Talty                                      Director, President
-----------------
John G. Talty


/s/ Peter J. Bourke                                    Director
-------------------
Peter J. Bourke


/s/ C. Alan Macdonald                                  Director
---------------------
*C. Alan MacDonald


/s/ John E. Manley, SR.                                Director
-----------------------
*John E. Manley, Sr.


/s/ John R. O'Brien                                    Director
--------------------
 *John R. O'Brien


/s/ William E. Vastardis                               Treasurer
------------------------                               (Principal Financial and Accounting Officer)
William E. Vastardis


/s/ Peter J. Bourke                                    *Attorney-in-Fact
-------------------
Peter J. Bourke

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                -----------------



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                     AND THE

                         INVESTMENT COMPANY ACT OF 1940



                                -----------------



                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)

                                INDEX TO EXHIBITS



                           a(5) Articles of Amendment

                         d(4) Form of Advisory Agreement